Sanctions (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2012 BRL (R$)
Violation of Public Road Safety Regulations [Member] | National Electricity Regulator [Member]
Sanctions [Line Items]
Amount involved				$ 1.5		$ 16,000
Enel Distribución Río | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved					R$ 11,611	2,235,000
Percentage of value of amount offset to be paid as fine	50.00%
Enel Distribución Ceara | Errors In Records Of Company's Asset Base Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed										R$ 20,600
Amount involved					21,400	4,120,000
Reduced fine amount										R$ 11,200
Enel Distribución Ceara | Non Compliance of Energy Supply Quality Indicators [Member] | Regulatory Agency of Delegated Public Services of the State of Ceará [Member]
Sanctions [Line Items]
Fine or penalties imposed					26,200	5,076,000
Amount involved					26,200	5,044,000
Enel Distribucion Goias S.A. (Distribucion) [Member] | Non-Fulfilment Of A Sectorial Obligation [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed									R$ 61,000
Amount involved					39,200	7,547,000
Enel Distribucion Goias S.A. (Distribucion) [Member] | Customer Service Quality Issues Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed							R$ 62,000
Amount involved					61,600	11,860,000
Enel Distribucion Goias S.A. (Distribucion) [Member] | Maintenance And Violations Of Quality Indicators [Member] | AGR
Sanctions [Line Items]
Fine or penalties imposed					44,000	8,471,000
Amount involved					43,200	8,317,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved					489	9,432,000
Percentage of value of amount offset to be paid as fine	50.00%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Errors In Records Of Company's Asset Base Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved					186,400	35,888,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Asset Accounting Records Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved					92,400	17,790,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices 2012 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved					29,500	5,680,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices2013 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved					68,900	13,265,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices2014 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved					35,200	6,777,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices2018 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved					24,800	4,775,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Nonconformith In Budgetary Liquidation Process One [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved					24,700	4,775,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Nonconformith In Budgetary Liquidation Process Two [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved					77,300	14,883,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws One [Member] | Municipality Of Jandira [Member]
Sanctions [Line Items]
Amount involved					21,800	4,197,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws One [Member] | Municipality Of Sao Paulo [Member]
Sanctions [Line Items]
Amount involved					33,800	6,507,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws One [Member] | Municipality Of Itapevi [Member]
Sanctions [Line Items]
Amount involved					30,600	5,891,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Violations Of Municipal Laws Two [Member] | Municipality Of Jandira [Member]
Sanctions [Line Items]
Amount involved					R$ 25,300
Reduced fine amount | $						$ 4,871,000
Enel Generacion Piura S.A. | Corporate Tax Audit Procedure 1999 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed		S/ 2,076,888						$ 574,000
Default interest on fines imposed		10,501,965						2,903,000
Enel Generacion Piura S.A. | Corporate Tax Audit Procedure 2000 And 2001 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed		6,460,523						1,786,000
Amount paid		7,928,535	$ 2,192,000
Default interest on fines imposed		15,043,925						4,158,000
Enel Generacion Piura S.A. | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed | $								2,974,000,000
Amount paid		5,832,129	$ 1,612,000
Default interest on fines imposed		3,395,224						938,000
Enel Peru S A C | SUNAT
Sanctions [Line Items]
Fine or penalties imposed		1,771,933						490,000
Default interest on fines imposed		10,231,619						2,828,000
Enel Peru S A C | Audit Procedure for Corporate Tax and IGV [Member]
Sanctions [Line Items]
Fine or penalties imposed		2,920,104						807,000
Default interest on fines imposed		14,053,695						3,885,000
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | SUNAT
Sanctions [Line Items]
Reduced fine amount		S/ 4,552,490						$ 1,258,000
Percentage of penalty canceled		60.00%					60.00%	60.00%
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Imposition of tax penalty on IGV and IPM
Sanctions [Line Items]
Default interest on fines imposed		S/ 1,165,075						$ 322,000
Amount final fee payable on settlement of litigation		1,820,995						503,000
Provision for fines imposed | $	$ 49,856
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed		6,868,256						1,898,000
Default interest on fines imposed		S/ 4,844,855						$ 1,339,000